Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties	The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Financial guarantees
Financial standby letters of credit	$16,867	$17,141
Commitments to extend credit
Backstop liquidity facilities	38,405	40,212
Credit enhancements	2,537	2,664
Documentary and commercial letters of credit	447	286
Other commitments to extend credit	248,522	239,077
Other credit-related commitments
Securities lending indemnifications	99,797	77,953
Performance guarantees	7,195	7,040
Sponsored member guarantees	142	1,302
Other	326	1,030

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Sources of pledged assets and collateral
Bank assets
Loans	$79,282	$99,302
Securities	66,277	59,479
Other assets	25,981	27,934
	$171,540	$186,715
Client assets (1)
Collateral received and available for sale or re-pledging	454,844	438,686
Less: not sold or re-pledged	(17,436)	(37,879)
	$437,408	$400,807
	$608,948	$587,522
Uses of pledged assets and collateral
Securities borrowing and lending	$154,699	$127,852
Obligations related to securities sold short	46,151	36,647
Obligations related to securities lent or sold under repurchase agreements	263,005	252,425
Securitization	39,687	45,440
Covered bonds	46,699	62,131
Derivative transactions	31,941	35,044
Foreign governments and central banks	7,314	6,456
Clearing systems, payment systems and depositories	3,809	6,380
Other	15,643	15,147
	$608,948	$587,522

(1)	Primarily relates to Obligations related to securities lent or sold under repurchase agreements, Securities lent and Derivative transactions.